Government Grants (Details) - USD ($) $ in Millions			12 Months Ended
	Jun. 06, 2022	Apr. 15, 2022	Dec. 31, 2022	Jun. 30, 2025	Dec. 31, 2024	May 31, 2023	Mar. 31, 2023
Tax Incremental Financing [Member]
Government Assistance [Line Items]
Financing assistance amount	$ 7.0
Tax exemption period	5 years
Tax assessed rate	90.00%
Investment	$ 140.0
Deferred grant income				$ 7.0	$ 7.0
Govenor's Fund [Member]
Government Assistance [Line Items]
Award received		$ 1.2
Award to be paid		$ 0.6
Cumulatively spent amount						$ 2.0	$ 1.0
Jobs Program [Member]
Government Assistance [Line Items]
Percentage of cash rebate of wages			5.00%
Period of jobs created			10 years
Maximum payout			$ 2.8